Segment information (Tables)	12 Months Ended
Dec. 31, 2021
The table below shows the revenue and non-current assets per geographical area:

The table below shows the revenue and non-current assets per geographical area:

	Revenue (a)			Non-current assets (b)
	2021	2020	2019	2021	2020

Brazil	1,285,849	609,232	497,446	491,805	24,099
Mexico	29,546	1,409	14	8,235	1,418
Colombia	805	1	-	650	79
Cayman Islands	-	-	-	831	831
Germany	-	-	-	150	181
Argentina	-	-	-	73	112
United States	2,845	-	-	6,187	6,993
Total	1,319,045	610,642	497,460	507,931	33,713
(a)	Includes interest income (credit card and lending), interchange fees, recharge fees, rewards revenue, late fees and other fees and commission income.
(b)	Non-current assets are right-of-use assets, property, plant and equipment, intangible assets, and goodwill.